Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Regulated and Non-Regulated Assets
PP&E consisted of the following regulated and non-regulated
assets:
As at December 31 December 31
millions of dollars
Estimated useful life 2025 (1) 2024(1)
Generation 10
to
131 $
14,673 $
14,297
Transmission 5
to
80 3,379
3,106
Distribution 5
to
65 9,359
8,512
Gas transmission and distribution 20
to
75 4,815
4,658
General plant and other
(2)
2
to
60
3,643
3,078
Total
cost
35,869
33,651
Less: Accumulated depreciation
(2)
(10,845) (10,442)
25,024
23,209
Construction work in progress
(2)
2,384
2,959
Net book value $
27,408 $
26,168
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024 and excluded
from the table above.
For further details on the pending transaction, refer
to note
4.
(2) SeaCoast owns a 50
% undivided ownership interest in a jointly
owned
26
-mile pipeline lateral located in Florida, which went
into
service in 2020. At December 31, 2025, SeaCoast’s
share of plant in service was $
27
million USD (2024 – $
27
million USD), and
accumulated depreciation of $ 3
million USD (2024 – $
3
million USD). SeaCoast’s undivided ownership interest
is financed with its
funds and all operations are accounted for as
if such participating interest were a wholly
owned facility. SeaCoast’s share of direct
expenses of the jointly owned pipeline is included
in "OM&G" in the Consolidated Statements
of Income.